Other Assets (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Other Assets [Table Text Block]
In thousands	2011	2010
Spare parts	$175	$295
Deferred financing costs, net of accumulated amortization of $92-2011 and $495-2010	21	201
Prepaids	70	76
Deposits and other	660	52
Other Assets, Total	$926	$624